Fair Value Of Assets And Liabilities (Reconciliation Of Balance, Fair Value Measurement, Level 3) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CLO [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0	$ 0.5
Net unrealized gains and losses included in accumulated other comprehensive income/(loss) (Asset)	0.1	0
Gain and losses included in the Condensed Consolidated Statement of Income, level 3 assets	0	0
Foreign exchange movements included in earnings (Liability)	0	0
Purchases, sales, issuances, and settlements, net (Asset)	0	0
Ending balance	2.4	0
CLO return of capital	(0.2)	(0.5)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	0
deconsolidation of consolidated investment products level three	2.5	0
reclassification	0	0
Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Net unrealized gains and losses included in accumulated other comprehensive income/(loss) (Asset)	0
Gain and losses included in the Condensed Consolidated Statement of Income, level 3 assets	0
Foreign exchange movements included in earnings (Liability)	0
Purchases, sales, issuances, and settlements, net (Asset)	1.7
Ending balance	6.3
CLO return of capital	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0
deconsolidation of consolidated investment products level three	0
reclassification	4.6
Note Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance (Liability)	(16.8)	(18.9)
Net unrealized gains and losses included in accumulated other comprehensive income/(loss) (Liability)	0	0
Gain and losses included in the Condensed Consolidated Statement of Income, level 3 assets	1.2	(0.8)
Foreign exchange movements included in earnings (Liability)	(3.7)	0
Purchases, sales, issuances, and settlements, net (Liability)	0	0
Ending Balance (Liability)	(3.4)	(16.8)
CLO return of capital	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	8.5	2.9
deconsolidation of consolidated investment products level three	0	0
reclassification	0	0
Level 3 Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	929.1	972.8
Gain and losses included in the Condensed Consolidated Statement of Income, level 3 assets	12.4	81.1
Ending balance	602.9	929.1
Sales recorded relating the CLO investment	334.5	187.6
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements		0
deconsolidation of consolidated investment products level three	$ 0	$ 0
Minimum [Member] | EURIBOR [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate
Fair Value Inputs, Probability of Default	1.80%
Minimum [Member] | LIBOR [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate
Fair Value Inputs, Probability of Default	1.10%
Maximum [Member] | EURIBOR [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate
Fair Value Inputs, Probability of Default	5.00%
Maximum [Member] | LIBOR [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate
Fair Value Inputs, Probability of Default	3.00%
Discounted Cash Flow Valuation Technique [Member] | Weighted Average [Member] | EURIBOR [Member] | Fair Value, Inputs, Level 3 [Member] | CLO [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate	33.00%
Fair Value Inputs, Probability Of Default, Less Than One Year	1.80%
Fair Value Inputs, Probability Of Default, More Than One Year	5.00%
Discounted Cash Flow Valuation Technique [Member] | Weighted Average [Member] | LIBOR [Member] | Fair Value, Inputs, Level 3 [Member] | CLO [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate	14.96%
Fair Value Inputs, Probability Of Default, Less Than One Year	1.10%
Fair Value Inputs, Probability Of Default, More Than One Year	3.00%